Related Party Transactions and Direction and Coordination Activity - Summary of Remuneration to Key Managers (Parenthetical) (Detail) - EUR (€)		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Employee Salaries And Benefit Expenses [Line Items]
Short-term remuneration		€ 10,400,000	€ 13,100,000	€ 11,400,000
Long-term remuneration		100,000	1,900,000
Employment termination benefit incentives		25,500,000	12,000,000
Share-based payments	€ 1,450,000	1,000,000	9,100,000	2,500,000
Latin American subsidiaries [member]
Disclosure Of Employee Salaries And Benefit Expenses [Line Items]
Short-term remuneration		1,600,000	1,100,000	600,000
Long-term remuneration		100,000
Employment termination benefit incentives			600,000
Share-based payments		€ 1,000,000	€ 200,000	€ 400,000